UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for Calendar Year or Quarter Ended December 31, 2009

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):        [ ] is a restatement
                                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
                       Name:              Robert Brooke Zevin Associates, Inc.
                       Address:           50 Congress Street
                                          Suite 1040
                                          Boston, MA  02109
                       13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:                  Robert Brooke Zevin
Title:                 President
Phone:                 617-742-6666
Signature,             Place,             Date of Signing:
Robert Brooke Zevin    Boston MA         February 11, 2010
Report Type (Check only one.):
                       [X]   13F HOLDINGS REPORT.
                       [ ]   13F NOTICE.
                       [ ]   13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:
None

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:        0
Form 13F Information Table Entry Total:   77
Form 13F Information Table Value Total:   192447

List of Other Included Managers:


No. 13F File Number                       Name






                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
America Funds Capital Income B MF                              301 6281.9590SH       SOLE                6281.9590
Selected Amer Shares Inc       MF                              241 6475.9370SH       SOLE                6475.9370
3M Co.                         COM              88579Y101     1409    17038 SH       SOLE                    17038
AT&T Inc                       COM              00206R102      349    12467 SH       SOLE                    12467
Abbott Labs                    COM              002824100      207     3828 SH       SOLE                     3828
Acer Inc. London GDR           COM              004434205     2985   206822 SH       SOLE                   206822
Acergy                         COM              00443E104     2225   142545 SH       SOLE                   142545
Amgen Inc Com                  COM              031162100      256     4530 SH       SOLE                     4530
Analog Devices Inc             COM              032654105      257     8150 SH       SOLE                     8150
Apple Computer Inc.            COM              037833100      305     1445 SH       SOLE                     1445
Automatic Data Processing      COM              053015103     1634    38150 SH       SOLE                    38150
BG Group PLC                   COM              G1245Z108      521    28710 SH       SOLE                    28710
BHP Billiton                   COM              088606108      209     2730 SH       SOLE                     2730
BP PLC          SPON ADR       COM              055622104     1396    24076 SH       SOLE                    24076
Banco Santander ADR            COM              05964h105     5179   314999 SH       SOLE                   314999
Banco Santander Brasil ADR     COM              05967a107     1859   133360 SH       SOLE                   133360
Berkshire Hathaway -B          COM              084670702      273       83 SH       SOLE                       83
Cameron Intl.                  COM              13342B105     2369    56665 SH       SOLE                    56665
Celgene Corp                   COM              151020104     2832    50860 SH       SOLE                    50860
Chevron Corp                   COM              166764100      837    10866 SH       SOLE                    10866
China Railway Construction Com COM              y1508p110     3421  2665940 SH       SOLE                  2665940
Cisco Systems Inc.             COM              17275R102     3583   149679 SH       SOLE                   149679
Clorox Company                 COM              189054109     2967    48640 SH       SOLE                    48640
Coca Cola Co Com               COM              191216100      243     4264 SH       SOLE                     4264
Colgate-Palmolive Co           COM              194162103     7226    87960 SH       SOLE                    87960
Comm & Ind Bank of China (Hong COM              y3990b112     5943  7156134 SH       SOLE                  7156134
Darden Restaurants Inc         COM              237194105     3007    85755 SH       SOLE                    85755
Desarolladora Homex SA         COM              25030W100     2286    67985 SH       SOLE                    67985
Du Pont IE De Nours            COM              263534109      621    18434 SH       SOLE                    18434
Ebay Inc Com                   COM              278642103     5045   214390 SH       SOLE                   214390
Emerson Elec Co Com            COM              291011104     6296   147805 SH       SOLE                   147805
Enterprise Prod Partners       COM              293792107     1923    61238 SH       SOLE                    61238
Exxon Mobil                    COM              30231g102     1836    26927 SH       SOLE                    26927
Fanuc Ltd                      COM              J13440102     3796    40950 SH       SOLE                    40950
First Solar Inc.               COM              336433107     2598    19185 SH       SOLE                    19185
Franklin Resources Inc         COM              354613101     1738    16495 SH       SOLE                    16495
Gafisa SA ADR                  COM              362607301     2675    82655 SH       SOLE                    82655
General Mills Inc.             COM              370334104      545     7700 SH       SOLE                     7700
Google Inc                     COM              38259p508     9634    15540 SH       SOLE                    15540
Grainger WW Inc.               COM              384802104      452     4664 SH       SOLE                     4664
Hansen Transmission London     COM              b4812v109      702   402555 SH       SOLE                   402555
Honda Motor Co                 COM              438128308     1566    46190 SH       SOLE                    46190
Hubbell Inc Class B            COM              443510201     3762    79535 SH       SOLE                    79535
Intl Business Machines         COM              459200101    13816   105546 SH       SOLE                   105546
JP Morgan Chase & Co.          COM              46625H100     5890   141358 SH       SOLE                   141358
Johnson & Johnson              COM              478160104     4501    69876 SH       SOLE                    69876
Kellogg Company                COM              487836108      215     4050 SH       SOLE                     4050
McDonald's Corp                COM              580135101      397     6364 SH       SOLE                     6364
Medtronic Inc.                 COM              585055106     5363   121946 SH       SOLE                   121946
MercadoLibre Inc.              COM              58733r102     2737    52765 SH       SOLE                    52765
Merck & Co                     COM              589331107      272     7456 SH       SOLE                     7456
Novo Nordisk Denmark           COM              k7314nl52     2950    46075 SH       SOLE                    46075
Novo-Nordisk A S Adr  F        COM              670100205      367     5750 SH       SOLE                     5750
Novozymes A/S Ser B            COM              k7317j117     2126    20415 SH       SOLE                    20415
Oracle Group                   COM              68389X105     9864   402129 SH       SOLE                   402129
Pepsico Inc.                   COM              713448108      448     7375 SH       SOLE                     7375
Perusahann Perseroan Telekom   COM              715684106     2796    69980 SH       SOLE                    69980
Pfizer Inc.                    COM              717081103      370    20321 SH       SOLE                    20321
Praxair Inc                    COM              74005P104     6008    74805 SH       SOLE                    74805
Proctor & Gamble               COM              742718109     1250    20611 SH       SOLE                    20611
Research in Motion             COM              760975102     5192    76880 SH       SOLE                    76880
Sigma Aldrich Corp             COM              826552101      369     7297 SH       SOLE                     7297
Sinopharm Group Hong Kong      COM                            1950   548700 SH       SOLE                   548700
Strauman Holdings              COM              H8300N119     1905     6732 SH       SOLE                     6732
Stryker Corp                   COM              863667101     2384    47320 SH       SOLE                    47320
Sysco Corp Com                 COM              871829107      340    12154 SH       SOLE                    12154
Tenaris SA                     COM              88031M109     4390   102940 SH       SOLE                   102940
Teva Pharmaceuticals           COM              881624209      271     4820 SH       SOLE                     4820
Tiffany & Co.                  COM              886547108     3573    83090 SH       SOLE                    83090
Truworths International Ltd    COM              x8793h130     2009   339235 SH       SOLE                   339235
Unilever NV   F                COM              904784709      416    12855 SH       SOLE                    12855
Vesta Wind Systems A/S Ord     COM              k9773j128     1803    29490 SH       SOLE                    29490
Wainwright Bank & Trust        COM              930705108       98    13441 SH       SOLE                    13441
Wells Fargo & Co               COM              949746101     5350   198225 SH       SOLE                   198225
Wolverine Worldwide            COM              978097103     2631    96675 SH       SOLE                    96675
Xinyi Glass Hong Kong          COM              g9828g108     2017  2225000 SH       SOLE                  2225000
Xto Energy Inc                 COM              98385x106      874    18775 SH       SOLE                    18775